Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Total	Common Stock		Additional Paid-In Capital		Warrants	Deficit Accumulated during the Development Stage
Balance at Feb. 08, 2008
Increase (Decrease) in Stockholders' Equity
Shares issued to founder on Feb 8, 2008		$ 15,000	$ 4,800	[1]	$ 10,200	[1]
Shares issued to founder on Feb 8, 2008 (in shares)	[1]		48,000,000
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		32,000	2,048	[1]	29,952	[1]
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)	[1]		20,480,000
Net loss		(7,187)						(7,187)
Balance at Jul. 31, 2008		39,813	6,848	[1]	40,152	[1]		(7,187)
Balance (in shares) at Jul. 31, 2008	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(33,714)						(33,714)
Balance at Jul. 31, 2009		6,099	6,848	[1]	40,152	[1]		(40,901)
Balance (in shares) at Jul. 31, 2009	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(36,158)						(36,158)
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		1,092,000	146		659,873		431,981
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			1,456,000				1,456,000
Balance at Mar. 18, 2011
Balance at Jul. 31, 2010	[1]		6,848		40,152
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively			400		(400)
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			4,000,000				4,000,000
Balance at Jun. 24, 2011
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Common stock cancelled			(1,728)		1,728
Common stock cancelled (in shares)			(17,280,000)
Common stock issued for services		332,000	20		331,980
Common stock issued for services (in shares)			200,000
Net loss		(3,758,817)						(3,758,817)
Balance at Jul. 31, 2011		(2,364,876)	5,686		1,033,333		431,981	(3,835,876)
Balance (in shares) at Jul. 31, 2011			56,856,000				5,456,000
Increase (Decrease) in Stockholders' Equity
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500		7,207,500	3,100		4,227,456		2,976,944
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500 (in shares)			31,000,000				32,550,000
Balance at Mar. 28, 2012
Balance at Jul. 31, 2011		(2,364,876)	5,686		1,033,333		431,981	(3,835,876)
Balance (in shares) at Jul. 31, 2011			56,856,000				5,456,000
Increase (Decrease) in Stockholders' Equity
Issuance of warrants - Inovio		958,111					958,111
Issuance of warrants - Inovio (in shares)							4,000,000
Expiration of Series B Warrants (in shares)							(4,000,000)
Re-classification of Series A Warrants		657,604					657,604
Re-classification of Series A Warrants (in shares)							4,240,000
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500		7,207,500	3,100		4,227,456		2,976,944
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500 (in shares)			31,000,000				32,550,000
Share-based compensation expense		332,778			332,778
Net loss		(2,364,852)						(2,364,852)
Balance at Jul. 31, 2012		4,426,265	8,786		5,593,567		5,024,640	(6,200,728)
Balance (in shares) at Jul. 31, 2012			87,856,000				42,246,000
Increase (Decrease) in Stockholders' Equity
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500		6,696,000	2,880		5,066,804		1,626,316
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500 (in shares)			28,800,000				15,840,000
Share-based compensation expense		357,272			357,272
Exercise of stock options		135,000	75		134,925
Exercise of stock options (in shares)		750,000	750,000
Issuance of common stock upon exercise of warrants		106,050	30		132,410		(26,390)
Issuance of common stock upon exercise of warrants (in shares)			303,000				(303,000)
Common stock issued in connection with license agreement		34,500	15		34,485
Common stock issued in connection with license agreement (in shares)			150,000
Net loss		(5,377,572)						(5,377,572)
Balance at Apr. 30, 2013		$ 6,377,515	$ 11,786		$ 11,319,463		$ 6,624,566	$ (11,578,300)
Balance (in shares) at Apr. 30, 2013			117,859,000				57,783,000

[1]	Adjusted to reflect the forward stock split of 32-for-1 effective March 1, 2011.